Merger (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Financial Information for Former TCNB Included in Consolidated Statement of Operations

The following table presents financial information for the former TCNB included in the Consolidated Statements of Operations from the date of acquisition through December 31, 2015.

Actual From Acquisition Date Through December 31, 2015 (in thousands)
Net interest income after provision for loan losses	$3,155
Noninterest income	138
Net income	1,282

Business Acquisition, Unaudited Pro Forma Information

The following table presents unaudited pro forma information for the periods ended December 31, 2017, 2016 and 2015 as if the acquisition of TCNB had occurred on January 1, 2015. This table has been prepared for comparative purposes only and is not indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results.

	Pro Formas (unaudited) Twelve months ended December 31,
	2017	2016	2015
Net interest income after provision for loan losses	$54,456	$51,389	$46,852
Noninterest income	16,334	16,132	14,699
Net income	15,769	16,949	11,931
Pro forma earnings per share:
Basic	$1.47	$1.93	$1.32
Diluted	$1.28	$1.55	$1.09

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for TCNB. Core deposit intangibles will be amortized over periods of between five and ten years using an accelerated method. Goodwill will not be amortized, but instead will be evaluated for impairment.

At March 6, 2015
Total purchase price	$17,226
Net assets acquired:
Cash and short-term investments	18,152
Loans, net	76,444
Other securities	716
Premises and equipment	1,738
Accrued interest receivable	194
Core deposit intangible	1,009
Other assets	472
Noninterest-bearing deposits	(18,263)
Interest-bearing deposits	(68,606)
Other liabilities	(5)
11,851
Goodwill	$5,375